Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 4 - Stock-based Compensation

On June 20, 2019, our Board of Directors granted stock options for the purchase of 909,230 shares of our common stock to employees. The stock options awarded contained either service or performance vesting conditions, as described below, have a contractual term of five years and an exercise price equal to the closing price of our common stock on the OTCQB on the date of grant of $2.40. We granted 334,400 stock options to employees and non-employees during the nine months ended September 30, 2018.

Stock options representing the purchase of 456,000 shares of common stock (of the 909,230 stock options granted on June 20, 2019) contained service vesting conditions. The service condition related solely to employees rendering service over a three-year period. These awards vest one-third on the first anniversary of the grant date, and then vest ratably over the remaining twenty-four months, 1/36th of the original award each month.

Stock options representing the purchase of 453,230 shares of common stock (of the 909,230 stock options granted on June 20, 2019) vest upon meeting the following performance criteria: (i) 90,646 shares vest when we in-license one new or additional drug; (ii) 90,646 shares vest when our current Phase 2a clinical trial for PCS-499 is complete; and (iii) 271,938 shares vest when we up-list from the OTCQB to either the Nasdaq or NYSE markets. As of September 30, 2019, we are recognizing compensation cost for the awards related to completion of our current clinical trial and for in-licensing a new drug. The clinical trial is progressing as planned with no significant adverse events, is fully enrolled, and fully funded. Management does not foresee any reasons why this study will not be completed as planned and believes it is probable that this performance condition will be met in mid-2020. On August 29, 2019, we reached a license agreement with Akashi Therapeutics for HT-100 and as such, the performance condition related to the award for in-licensing one new or additional drug has been met. As for the last award with performance conditions related to up-listing on Nasdaq or NYSE markets, management has determined that until we complete the performance related condition, it is not probable to conclude the performance condition will be achieved. As such, no stock-based compensation expense is being recorded for those awards.

We had outstanding options to purchase 334,400 and 1,293,630 shares of our common stock at September 30, 2018 and 2019, respectively, of which options for the purchase of 187,746 shares of our common stock have been vested. We recorded $50,528 and $269,129 for the three months ended September 30, 2018 and 2019, respectively, and $50,528 and $394,164 of stock-based compensation expense for the nine months ended September 30, 2018 and 2019, respectively. The allocation of stock-based compensation expense between research and development and general and administrative expense was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and Development	$88,707	$-	$92,111	$-
General and Administrative	180,422	50,528	302,053	50,528
	$269,129	$50,528	$394,164	$50,528

Note 9 - Stock-based Compensation

The amended and restated Heatwurx, Inc. 2011 Equity Incentive Plan (the “Plan”) was adopted on April 15, 2011 by the Board of Directors and approved by the shareholders on October 15, 2012. Under this Plan, our employees, non-employee directors, advisors, and consultants are eligible to receive grants under the Plan. The Plan authorizes the issuance of up to 257,143 shares of common stock. If unexercised options expire or are terminated, the underlying shares will again become available for future grants under the Plan.

The Plan provides for the grant of options to purchase shares of our common stock. Options may be incentive stock options, designed to satisfy the requirements of Section 422 of the U.S. Internal Revenue Code, or non-statutory stock options, which do not meet those requirements. We can grant incentive stock options only to our employees, however, we can grant non-statutory stock options to our employees, nonemployee directors, advisors, and consultants.

The exercise price for non-statutory and incentive stock options granted under the equity compensation plan may not be less than 100% of the fair market value of the common stock on the option grant date or 110% in the case of incentive stock options granted to employees who own stock representing more than 10% of the voting power of all classes of our common stock. The Board of Directors, until a Compensation Committee has been appointed, has the authority to establish the vesting, including the terms under which vesting may be accelerated, and other terms and conditions of the options granted. Options can have a term of no more than ten years from the grant date, except for incentive stock options granted to 10% stockholders which can have a term of no more than five years from the grant date.

The Board of Directors may amend or terminate the Plan and outstanding options at any time without the consent of option holders provided that such action does not adversely affect outstanding options. Amendments are subject to stockholder approval to the extent required by applicable laws and regulations. Unless terminated sooner, the Plan will automatically terminate on April 15, 2021, the tenth anniversary of April 15, 2011.

During the year ended December 31, 2018, there was one grant for the purchase of 50,000 shares of our common stock outstanding under this Plan. We also granted non-qualified stock options outside of the Plan for a total of 334,400 shares of common stock. An option for the purchase of 316,400 shares of common stock vests over a four-year term and an option for the purchase of 18,000 shares of common stock vests over one-year term. Stock option granted in 2018 all have a maximum contractual term of ten years. Vesting is subject to the holder’s continuous service with us.

The fair value of each stock option grants was estimated using the Black-Scholes option-pricing model at the date of grant. We recently completed a reverse merger, as described in Note 1, and as such, lack company-specific historical and implied volatility information. Therefore, we determined our expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expect to continue to do so until such time as it has adequate historical data regarding the volatility of our own traded stock price. Due to the lack of historical exercise history, the expected term of our stock options was determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that we have never paid cash dividends and do not expect to pay any cash dividends in the foreseeable future.

The fair value of our option awards granted during the year ended December 31, 2018 was estimated using the following assumptions:

Risk-free rate of interest	3.09%
Expected term (years)	5.0 to 6.25
Expected stock price volatility	85.31%
Dividend yield	0%

The following table summarizes our stock option activity for the year ended December 31, 2018:

	Total options Outstanding	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding as of January 1, 2018	-	$-	-
Options granted	384,400	2.92	9.9
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2018	384,400	$2.92	9.9

No options were vested or exercisable as of December 31, 2018. The weighted average grant date fair value per share of options granted during the year ended December 31, 2018 was between $2.00 and $2.57. No forfeiture rate was applied to these stock options.

We recorded $74,063 of stock-based compensation expense for the year ended December 31, 2018 for awards issued as general and administrative expense.

No tax benefits were attributed to the stock-based compensation expense because a valuation allowance was maintained for all net deferred tax assets.

As of December 31, 2018, there was $754,877 of total unrecognized compensation expense, related to the unvested stock options which are expected to be recognized over a weighted average period of 3.6 years.